Stock Based Compensation Payments (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Apr. 14, 2020	May 20, 2019	May 31, 2020	Apr. 30, 2020	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2019
Number of shares issued, share									12,011,269
Fair value of preferred shares issued to officer						$ (465,000)
Fair value of common shares issued to employees and officer						$ 51,000
Number of restricted common stock issued									8,000,000
Number of restricted common stock vested						1,250,000			2,250,000
Number of options issued						300,000			3,290,000
Options exercise price						$ 0.14			$ 0.23
Options term						6 years 6 months			6 years
Restricted Stock [Member]
Number of restricted common stock issued		8,000,000
Number of restricted common stock vested		1,000,000				3,500,000			2,250,000
Restricted common stock vested, description		1,000,000 shares vested immediately, and the balance of 7,000,000 shares will vest 625,000 shares per quarter over 2.8 years.
Restricted common stock vesting term		2 years 9 months 18 days				1 year 8 months 12 days			2 years 3 months 19 days
Fair value of restricted common stock		$ 4,000,000
Share-based expense						$ 762,000			$ 2,317,868
Unvested compensation					$ 1,104,000	1,104,000
Restricted Stock [Member] | Per Quarter [Member]
Number of restricted common stock vested		625,000
Stock Options [Member]
Share-based expense									$ 711,404
Unvested compensation					$ 409,000	409,000
Number of options issued				300,000					3,290,000
Options exercise price			$ 0.10	$ 0.14					$ 0.23
Options vesting term									4 years
Options term									10 years
Fair value of options				$ 30,000		$ 182,000			$ 1,179,000
Stock price				$ 0.14
Expected term				5 years
Volatility				236.00%		97.00%
Dividend rate				0.00%					0.00%
Risk-free interest rate				17.00%					1.77%
Common Stock [Member]
Number of shares issued, share					277,778	388,889		6,500,090	6,330,750
Employees and Officers [Member] | Common Stock [Member]
Number of shares issued, share						451,198
Fair value of common shares issued to employees and officer						$ (51,000)
Consultants and Convertible Note Holders [Member] | Common Stock [Member]
Number of shares issued, share						1,250,117
Fair value of common shares issued to consultants and convertible note holders						$ 187,000
Convertible Note Holders [Member] | Common Stock [Member]
Number of shares issued, share						705,000
Fair value of common shares issued to convertible note holders						$ 89,000
Amortization						$ 53,000
Series A Preferred Stock [Member] | Chief Executive Officer [Member]
Number of shares issued, share	2,500,000
Fair value of preferred shares issued to officer	$ 465,000